1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2022 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (47.89%)
Residential (29.29%)
Alternative Loan Trust, Series 2007-17CB, Class 1A6(b)	1M US L + 0.50%	08/25/37	$889,550	$477,421
Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	28.40% - 1M US L	09/25/37	37,308	51,105
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M US L + 0.50%	09/25/37	1,100,228	446,252
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(c)	5.60% - 1M US L	09/25/37	1,017,004	232,996
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(d)	1.52%	08/28/54	2,233,311	615,947
Banc of America Funding , Series 2007-5, Class CA8(b)(c)	5.35% - 1M US L	07/25/37	3,118,658	625,915
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)(e)	1M US L + 0.25%	07/25/36	341,396	408,855
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(e)	1M US L + 0.23%	01/25/37	951,940	1,048,657
Bellemeade Re 2020-3, Ltd., Series 2020-3A, Class M2(b)(d)	1M US L + 4.85%	10/25/30	682,000	712,826
Bellemeade Re, Ltd., Series 2021-1A, Class M2(b)(d)	30D US SOFR + 4.85%	03/25/31	500,000	532,600
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(d)(e)	1M US L + 1.75%	05/25/22	1,000,000	961,900
Citicorp Residential Mortgage Trust, Series 2006-2, Class M2(e)(f)	5.12%	09/25/36	2,000,000	1,966,200
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	246,685	161,406
Domi BV, Series 2020-1, Class F(b)(e)	6.50% - 3M EUR L	04/15/52	€500,000	569,923
Domi BV, Series 2020-1, Class X2(b)(e)	6.75% - 3M EUR L	04/15/52	500,000	572,451
Domi BV, Series 2021-1, Class E(b)	6.50% - 3M EUR L	06/15/26	411,000	465,337
Domi BV, Series 2021-1, Class X2(b)	6.50% - 3M EUR L	06/15/26	411,000	465,476
Eagle RE, Ltd., Series 2021-1, Class M2(b)(d)(e)	30D US SOFR + 4.45%	10/25/33	$1,048,000	1,092,645
Finance Ireland Rmbs, Series 3, Class F(b)	4.23% - 3M EUR L	06/24/61	€420,000	473,121
Finsbury Square 2021-2 PLC, Series 2021-2X, Class G(b)	3M SONIA IR + 5.25%	12/16/71	£371,000	496,812
Finsbury Square PLC, Series 2019-3, Class X(b)(e)	3M SONIA IR + 3.90%	12/16/69	26,673	35,944
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)	1M US L + 0.75%	11/25/36	$1,949,016	1,480,862
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	71,217	72,712
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US L + 1.20%	08/25/37	547,743	339,436
GSAMP Trust, Series 2005-WMC1, Class M2(b)(e)	1M US L + 0.78%	09/25/35	728,703	684,471
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	216,620	272,725
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	852,456	864,390
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.48%	07/25/36	1,079,929	1,243,863
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(b)	2.53%	08/25/35	29,763	29,823
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(e)	0.84% - 3M EUR L	06/15/45	€500,000	411,068
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)(e)	1M US L + 0.32%	10/25/36	$797,007	441,861
Miravet Sarl - Compartment, Series 2019-1, Class E(b)(e)	3.00% - 3M EUR L	05/26/65	€500,000	527,962
Miravet Sarl - Compartment, Series 2020-1, Class E(b)(e)	4.00% - 3M EUR L	05/26/65	1,000,000	1,073,788
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M US L + 0.47%	04/25/37	$1,080,427	1,589,416
New Century Home Equity Loan Trust, Series 2005-2, Class M6(b)	1M US L + 1.02%	06/25/35	303,004	300,338
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(e)	1M US L + 0.83%	08/25/36	1,282,473	1,277,472
Polaris PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	12/23/58	£366,000	501,733
Polaris PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.89%	10/23/59	371,000	500,205
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.60%	11/25/35	$386,769	289,922
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(e)(f)	3.55%	01/25/36	387,602	352,563
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(e)	1M US L + 0.19%	05/25/46	907,114	1,137,430
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(e)	1M US L + 0.65%	07/25/36	546,823	406,781
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(e)	1M US L + 0.70%	07/25/36	806,166	616,717
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M US L + 0.45%	02/25/36	1,400,721	482,268
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(b)(e)	3M SONIA IR + 6.50%	06/20/70	£500,000	730,549
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(e)	1M US L + 0.83%	12/25/35	$675,546	703,649
Stratton Mortgage Funding, Series 2021-2X, Class X(b)(e)	3M SONIA IR + 4.00%	07/20/60	£488,859	665,947
Stratton Mortgage Funding PLC, Series 2021-3, Class X2(b)(e)	3M SONIA IR + 3.50%	06/12/24	507,000	677,705
SYON, Series 2020-2, Class E	6.27%	12/17/27	1,125,147	1,597,344
Tower Bridge Funding PLC, Series 2021-1, Class X(b)	3M SONIA IR + 4.50%	04/21/24	44,817	60,432

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Triangle Re, Ltd., Series 2021-2, Class M1C(b)(d)	1M US L + 4.50%	10/25/33	$500,000	$511,300
Twin Bridges PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	03/12/26	£363,000	484,586
Twin Bridges PLC, Series 2021-2, Class X2(b)	1M SONIA IR + 4.40%	09/12/26	459,000	608,913
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	06/12/27	377,000	494,301
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$382,721	444,875
Total Residential Mortgage Backed Securities				$34,291,196

Commercial (18.60%)
Ashford Hospitality Trust, Series 2018-KEYS, Class E(b)(d)	1M US L + 4.15%	06/15/35	2,000,000	1,901,600
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(d)	1M US L + 4.00%	06/15/35	1,194,000	1,126,181
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(d)	1M US L + 5.00%	09/15/23	2,500,000	2,506,250
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(d)(e)	1M US L + 4.00%	06/15/26	2,000,000	1,965,200
BFLD Trust, Series 2021-FPM, Class D(b)(d)	1M US L + 4.65%	06/15/26	500,000	500,600
BPR Trust, Series 2021-WILL, Class E(b)(d)	1M US L + 6.75%	06/15/23	500,000	502,850
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(d)	5.10%	11/10/23	2,000,000	1,885,400
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(d)	4.94%	05/10/26	572,000	513,141
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(d)	3.60%	07/15/24	1,000,000	877,500
COMM Mortgage Trust, Series 2015-PC1, Class D(b)(e)	4.32%	06/10/25	500,000	455,550
Commercial Mortgage Trust, Series 2014-FL5, Class KH2(b)(d)	1M US L + 4.50%	08/15/31	626,813	563,819
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(d)	1M US L + 4.00%	12/15/21	839,000	805,859
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017- FL11, Class E(b)(d)	1M US L + 4.02%	10/15/32	542,000	522,922
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(d)	3.59%	10/15/23	560,000	511,952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class F(d)(e)	3.71%	02/15/24	500,000	462,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(d)(e)	4.53%	09/15/25	660,000	614,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(d)(e)	4.53%	09/15/30	1,500,000	768,750
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D(b)(d)(e)	4.40%	08/15/24	149,000	136,946
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(d)(e)	3.15%	09/15/57	1,311,000	1,140,832
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(d)	3.15%	09/15/57	489,500	391,306
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(d)(e)	3.15%	09/15/57	814,500	609,165
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class E(b)(d)(e)	4.24%	03/15/45	542,000	507,800
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class E(d)(e)	3.50%	12/15/46	539,000	500,677
Wilmot Plaza Mezz Loan, Class F(b)(g)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$21,771,074

TOTAL MORTGAGE-BACKED SECURITIES (Cost $52,000,285)				$56,062,270

ASSET-BACKED SECURITIES (45.17%)
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE7, Class M2(b)	1M US L + 0.69%	11/25/35	510,602	545,119
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€380,968	429,494
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)(e)	5.25%	01/31/39	700,000	793,960
BL Consumer Credit 2021, Series 2021-1, Class G	5.80%	09/25/38	561,000	644,622
Brignole Co. 2021 SRL, Series 2021-2021, Class F(b)	1M EUR L + 5.90%	07/24/36	424,000	484,581
Carvana Auto Receivables Trust, Series 2021-N2, Class E(d)	2.90%	04/10/26	$1,373,000	1,339,911
CFG Investments, Ltd., Series 2021-1, Class A(d)(e)	4.70%	11/20/24	1,350,000	1,379,565
CFG Investments, Ltd., Series 2021-1, Class B(d)(e)	5.82%	10/20/25	1,724,000	1,771,582
CFG Investments, Ltd., Series 2021-1, Class C(d)(e)	7.48%	05/20/26	833,000	855,408
Countrywide Asset-Backed Certificates, Series 2005-2, Class M6(b)	1M US L + 2.03%	08/25/35	525,184	555,539
Countrywide Asset-Backed Certificates, Series 2006-12, Class M1(b)	1M US L + 0.45%	12/25/36	609,535	550,532

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Series 2021-C, Class E(d)(e)	3.21%	09/15/25		$333,000	$327,073
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(d)	4.37%	06/17/24		1,108,000	1,091,712
CWABS Asset-Backed Certificates Trust, Series 2007-13, Class 2M1(b)	1M US L + 1.50%	12/25/36		545,000	506,850
Dowson PLC, Series 2021-1, Class E(b)	1M SONIA IR + 4.45%	03/20/28		£363,000	499,134
Dowson PLC, Series 2021-1, Class F(b)	1M SONIA IR + 6.45%	03/20/28		363,000	498,988
Dowson PLC, Series 2021-2, Class F(b)	1M SONIA IR + 5.30%	10/20/24		361,000	486,722
E-Carat 11 PLC, Series 2020-11, Class G(b)(e)	1M SONIA IR + 5.00%	01/18/24		314,928	427,273
Exeter Automobile Receivables Trust 2018-1A R(g)	N/A(h)	10/15/29		$2,799	727,053
Exeter Automobile Receivables Trust 2017-3A R(g)	N/A(h)	10/15/29		3,110	728,186
Exeter Automobile Receivables Trust 2018-2A R(g)	N/A(h)	05/15/30		4,839	1,458,161
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		€1,400,000	1,601,132
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38		400,000	450,501
Frontline Re, Ltd., Series B(b)(d)(g)	3M T-Bill + 0.50%	07/06/22		$223,289	–
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		€500,000	580,091
FTA Santander Consumo 4, Series 2021-4, Class F	6.50%	09/18/32		350,000	399,693
GLS Auto Receivables Issuer Trust 2020-2, Series 2020-2A, Class D(d)(e)	7.48%	04/15/27		$1,560,000	1,677,000
Hertz Vehicle Financing LLC, Series 2021-1A, Class D(d)(e)	3.98%	12/25/24		5,000,000	4,953,000
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(e)	3M US L + 1.15%	03/27/42		2,000,000	1,760,600
Latitude Australia Credit Card Master Trust, Series 2017-2, Class E(b)(e)	5.01%	08/22/23	AUD	502,000	358,878
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(d)(g)	N/A(h)	02/15/26		$1,296	411,583
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(e)	1M US L + 0.50%	07/27/37		1,846,000	1,554,147
National Collegiate Student Loan Trust, Series 2007-1, Class A4(b)(e)	1M US L + 0.31%	10/25/33		1,396,113	1,332,590
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(d)(g)	N/A(h)	07/15/69		830	525,939
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(d)(g)	N/A(h)	07/15/69		2,259	1,431,442
NOW Trust, Series 2021-1, Class F(b)(e)	1M BBSW + 6.40%	06/14/29	AUD	700,000	497,260
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(c)(d)(g)	N/A(h)	05/17/27		$510,470	277,575
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	4.50% - 1M EUR L	11/26/30		€400,000	450,501
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class G	6.50%	11/26/30		391,111	440,490
SAFCO Mezz WH 2021(g)	9.00%	12/31/49		$890,667	890,667
Satus PLC, Series 2021-1, Class F(b)	1M SONIA IR + 5.40%	08/17/28		£500,000	674,131
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		€400,000	448,749
SoFi Consumer Loan Program , Series 2020-1, Class R1(d)(g)	N/A(h)	01/25/29		$14,000	229,801
SoFi Consumer Loan Program , Series 2021-1, Class R1(d)(g)	N/A(h)	09/25/30		28,777	1,037,739
SoFi Professional Loan Program, Series 2020-A, Class R1(d)(g)	N/A(h)	05/15/46		14,661	593,336
Sofi Professional Loan Program , Series 2018-D, Class R1(d)(g)	N/A(h)	02/25/48		21,839	288,646
SoFi Professional Loan Program , Series 2020-B, Class R1(d)(g)	N/A(h)	05/15/46		10,000	590,700
SoFi Professional Loan Program , Series 2021-A, Class R1(d)(g)	N/A(h)	08/17/43		19,142	405,640
SoFi Professional Loan Program , Series 2021-B, Class R1(d)(g)	N/A(h)	02/15/47		11,625	690,597
Sofi Professional Loan Program LLC, Series 2019-B, Class R1(d)(g)	N/A(h)	08/17/48		56,770	897,974
Sofi Professional Loan Program LLC, Series 2019-B, Class R1(d)(g)	N/A(h)	08/17/48		78,583	1,243,006
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(d)(g)	N/A(h)	09/25/40		16,181	319,479
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(d)(g)	N/A(h)	06/15/48		32,016	443,101
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)(e)	1M US L + 0.75%	10/25/35		973,481	970,463
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(e)	1M US L + 0.68%	11/25/35		1,245,440	1,370,108
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(e)	1M US L + 0.31%	09/25/36		860,000	530,104
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D(e)	7.25%	02/25/35		€500,000	586,719
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class E(e)	8.00%	02/25/35		350,000	403,900
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	5.49% - 1M EUR L	09/23/38		400,000	450,591

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class G(b)	5.00% - 1M EUR L	09/23/38		€320,000	$360,401
Theorem Funding Trust 2022-1, Series 2022-1A, Class B(d)	3.10%	02/15/28		$507,000	501,017
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT(d)(g)	N/A(h)	08/20/27		450,000	462,443
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT(d)(g)	N/A(h)	10/20/29		724,419	814,555
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(d)(g)	N/A(h)	11/20/29		417,000	544,396
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(d)(g)	N/A(h)	03/20/30		418,000	491,298
USASF Receivables LLC, Series 2021-1A, Class D(d)	4.36%	03/15/27		1,125,000	1,128,263
Zip Master Trust, Series 2021-1, Class D(b)	1M BBSW + 3.70%	04/10/24	AUD	500,000	354,479
Zip Master Trust, Series 2021-1, Class E(b)	1M BBSW + 5.70%	04/10/24		500,000	354,479

TOTAL ASSET-BACKED SECURITIES (Cost $54,021,327)					$52,880,669

COLLATERALIZED LOAN OBLIGATIONS (22.14%)(b)
ALM 2020, Ltd., Series 2020-1A, Class D(d)(e)	3M US L + 6.00%	10/15/29		$751,000	$743,790
Anchorage Capital CLO 3-R, Ltd., Series 2018-3RA, Class E(d)(e)	3M US L + 5.50%	01/28/31		551,000	533,148
Anchorage Capital CLO 6, Ltd., Series 2017-6A, Class ER(d)	3M US L + 6.35%	07/15/30		506,000	500,029
Apex Credit Clo 2021, Ltd., Series 2021-1A, Class SUB(d)(g)	N/A(h)	07/18/34		667,000	480,240
ARES XLIV CLO, Ltd., Series 2017-44A, Class SUB(d)(g)	N/A(h)	04/15/34		1,605,000	690,150
Ares XXXVIII CLO, Ltd., Series 2015-38X, Class SUB(g)	N/A(h)	04/20/30		735,000	446,145
Barings CLO, Ltd. 2013-I, Series 2017-IA, Class ER(d)(e)	3M US L + 5.20%	01/20/28		514,000	497,706
Barings CLO, Ltd. 2018-III, Series 2018-3A, Class E(d)	3M US L + 5.75%	07/20/29		250,000	242,700
Birch Grove CLO, Ltd., Series 2019-19A, Class E(d)	3M US L + 6.77%	06/15/31		250,000	247,900
Carlyle Global Market Strategies CLO, Ltd., Series 2019-1A, Class ER(d)(e)	3M US L + 6.94%	07/20/31		1,095,000	1,071,458
CFIP CLO 2013-1, Ltd., Series 2017-1A, Class ER(d)(e)	3M US L + 6.65%	04/20/29		2,004,000	1,988,970
CFIP CLO 2014-1, Ltd., Series 2017-1A, Class ER(d)(e)	3M US L + 6.60%	07/13/29		1,833,000	1,817,969
Gallatin CLO VIII 2017-1, Ltd., Series 2021-1A, Class ER(d)	3M US L + 6.92%	07/15/31		250,000	243,150
Generate CLO 3, Ltd., Series 2017-3A, Class ER(d)	3M US L + 6.40%	10/20/29		250,000	248,650
Jamestown CLO II, Ltd., Series 2018-2A, Class DR(d)(e)	3M US L + 5.45%	04/22/30		508,000	494,944
KKR CLO 10, Ltd., Series 2017-10, Class ER(d)(e)	3M US L + 6.50%	09/15/29		755,000	750,093
KKR Financial CLO 2013-1, Ltd., Series 2017-1A, Class DR(d)	3M US L + 6.08%	04/15/29		512,000	496,742
MAN GLG US CLO, Ltd., Series 2021-1A, Class D(d)	3M US L + 7.39%	07/15/34		271,000	265,580
Mountain View CLO X, Ltd., Series 2015-10A, Class E(d)(e)	3M US L + 4.85%	10/13/27		799,000	787,015
Neuberger Berman CLO XIV, Ltd., Series 2020-14A, Class ER2(d)	3M US L + 6.75%	01/28/30		1,212,000	1,202,183
Newark BSL CLO 2, Ltd., Series 2017-1A, Class D(d)(e)	3M US L + 6.30%	07/25/30		502,000	498,837
OCP CLO 2019-16, Ltd., Class Sub(d)(g)	N/A(h)	01/20/32		602,000	475,580
OCP CLO, Ltd., Series 2017-6A, Class DR(d)(e)	3M US L + 6.52%	10/17/30		2,003,000	1,986,375
OZLM Funding IV, Ltd., Series 2017-4A, Class D1R(d)(e)	3M US L + 6.30%	10/22/30		522,000	497,362
OZLM XII, Ltd., Series 2015-12A, Class D(d)(e)	3M US L + 5.40%	04/30/27		562,000	559,415
Race Point VIII CLO, Ltd., Series 2017-8A, Class ER(d)(e)	3M US L + 6.85%	02/20/30		640,000	602,816
Regatta IX Funding, Ltd., Series 2017-1A, Class E(d)(e)	3M US L + 6.00%	04/17/30		1,010,000	1,002,728
Rockford Tower CLO, Ltd., Series 2019-1A, Class SUB(d)(g)	N/A(h)	04/20/34		917,000	724,430
RR 2, Ltd., Series 2017-2A, Class SUB(d)(g)	N/A(h)	10/15/17		250,000	202,500
RR 2, Ltd., Series 2017-2A, Class SUB(d)(g)	N/A(h)	10/15/17		1,176,000	952,560
Shackleton CLO, Ltd., Series 2017-8A, Class ER(d)	3M US L + 5.34%	10/20/27		1,000,000	985,800
Signal Peak CLO 6, Ltd., Series 2018-6A, Class SUB(d)(g)	N/A(h)	07/28/31		2,272,000	1,317,760
Signal Peak CLO 6, Ltd., Series 2018-6A, Class SUB(d)(g)	N/A(h)	07/28/31		1,000,000	580,000
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(d)(i)	3M US L + 0.90%	11/05/35		529,000	142,830
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1	3M US L + 0.80%	02/05/36		706,000	261,220
Venture Xxv Clo, Ltd., Series 2016-25A, Class E(d)	3M US L + 7.20%	04/20/29		900,000	879,120
Wind River 2013-1 CLO, Ltd., Series 2017-1A, Class DR(d)	3M US L + 6.30%	07/20/30		523,000	503,963

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $25,929,156)					$25,921,858

	Shares	Fair Value
PREFERRED STOCKS (0.55%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	$201,936
New York Mortgage Trust, Inc., Series E	17,808	446,447

TOTAL PREFERRED STOCKS (Cost $482,862)		$648,383

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (12.65%)
BlackRock Liquidity Funds T-Fund, Institutional Class	0.01%	14,589,785	$14,589,785
BNY Mellon U.S. Treasury Fund, Institutional Class	0.01%	216,328	216,328

TOTAL MONEY MARKET FUNDS (Cost $14,806,113)			$14,806,113

Fair Value
TOTAL INVESTMENTS (128.40%) (Cost $147,239,743)	$150,319,293

Liabilities in Excess of Other Assets (-28.40%)(k)	(33,244,359)
NET ASSETS (100.00%)	$117,074,934

Percentages above are stated as a percentage of net assets as of January 31, 2022

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BOBL - German Federal Government Bond

GILT - United Kingdom Federal Government Bond

BBSW - Bank Bill Swap Rate

T-BILL - U.S. Treasury Bill

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M EUR L - 1 Month EURIBOR as of January 31, 2022 was (0.56)%

3M EUR L - 3 Month EURIBOR as of January 31, 2022 was (0.55)%

1M US L - 1 Month USD LIBOR as of January 31, 2022 was 0.11%

3M US L - 3 Month USD LIBOR as of January 31, 2022 was 0.31%

3M T-Bill - 3 Month Treasury Bill as of January 31, 2022 was 0.33%

1M SONIA IR - 1 Month SONIA as of January 31, 2022 was 0.20%

3M SONIA IR - 3 Month SONIA as of January 31, 2022 was 0.12%

1M BBSW - 1 Month BBSW as of January 31, 2022 was 0.01%

30D US SOFR - 30 Day US SOFR as of January 31, 2022 was 0.05%

12M US FED – 12 Month US FED as of January 31, 2022 was 0.08%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Interest only security.

(d)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of January 31, 2022, the aggregate market value of those securities was $74,678,517, representing 63.79% of net assets.
(e)	On January 31, 2022, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $51,955,579.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2022.
(g)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(i)	Security was in default as of January 31, 2022, and is therefore non-income producing.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
2-YEAR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	70	March 2022	$(15,165,937)	$110,922
5-YEAR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	278	March 2022	(33,138,469)	360,412
AUD/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	23	March 2022	(1,627,135)	18,652
EUR/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	72	March 2022	(10,128,150)	68,003
EURO BOBL FUTURES	Wells Fargo Securities, LLC	Short	16	March 2022	(2,377,028)	32,822
GBP/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	58	March 2022	(4,877,437)	(90,981)
LONG GILT FUTURES	Wells Fargo Securities, LLC	Short	1	March 2022	(164,024)	3,890
US 10-YR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	6	March 2022	(767,813)	6,000
					$(68,245,993)	$509,719

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2022(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CMBX North America AAA Series 12 Index	Morgan Stanley	5.00%	USD	8/17/61	0.50%	10,000,000	$(15,324)	$57,679	$42,355
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	6/20/24	7.50%	5,000,000	(311,157)	125,000	(186,157)
							$(326,481)	$182,679	$(143,802)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

JANUARY 31, 2022 (UNAUDITED)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (defined below). The Fund’s valuation committee (the “Valuation Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the day-to-day responsibility for overseeing the implementation of the Fund’s valuation policies and procedures and fair value determinations (subject to review and ratification by the Board).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION:

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, 1WS may fair value certain investments using internal manager marks. As of January 31, 2022, approximately 2% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2022:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$34,291,196	$–	$34,291,196
Commercial Mortgage-Backed Securities	–	19,771,074	2,000,000	21,771,074
Asset-Backed Securities	–	37,377,352	15,503,317	52,880,669
Collateralized Loan Obligations	–	20,052,493	5,869,365	25,921,858
Preferred Stocks	648,383	–	–	648,383
Money Market Funds	14,806,113	–	–	14,806,113
Total	$15,454,496	$111,492,115	$23,372,682	$150,319,293
Derivative Instruments
Assets:
Future Contracts	$600,700	$–	$–	$600,700
Credit Default Swap Contracts	–	42,355	–	42,355
Liabilities:
Future Contracts	$(90,981)	–	–	(90,981)
Credit Default Swap Contracts	–	(186,157)	–	(186,157)
Total	$509,719	$(143,802)	$–	$365,917

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended January 31, 2022 of the Fund’s Level 3 portfolio investments:

1WS Credit Income Fund	Asset-Backed Securities	Collateralized Loan Obligations	Commercial Mortgage Backed Securities	Total
Balance as of October 31, 2021	$10,591,228	$6,161,282	$2,000,000	$18,752,510
Accrued discount/ premium	(958,068)	-	-	(958,068)
Realized Gain/(Loss)	(114,591)	-	-	(114,591)
Change in Unrealized Appreciation/(Depreciation)	(588,259)	(126,343)	-	(714,602)
Purchases	4,734,766	-	-	4,734,766
Sales Proceeds	(119,140)	(165,574)	-	(284,714)
Transfer into Level 3	1,957,381	-	-	1,957,381
Transfer out of Level 3	-	-	-	-
Balance as of January 31, 2022	$15,503,317	$5,869,365	$2,000,000	$23,372,682

Net change in unrealized appreciation /(depreciation)
attributable to Level 3 investments held at January 31, 2022	$(622,035)	$(126,343)	$-	$(748,378)

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2022:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset-Backed Securities	$14,612,650	Broker pricing	Indicative quotes	$54-$63,366
Asset-Backed Securities	$890,667	Internal Model	Loss severity analysis	$0(1)-$100(2)
Collateralized Loan Obligations	$5,869,365	Broker pricing	Indicative quotes	$43-$790
Commercial Mortgage Backed Securities	$2,000,000	Internal Model	Loss severity analysis	$100

(1)	Input is due to 100% loss experienced by investment.
(2)	Input is due to immaterial delinquencies on the underlying collateral.